INCOME TAX EXPENSE - Movements in net deferred tax liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
ReconciliationOfChangesInDeferredTaxLiabilityAssetAbstract
Balance at the beginning of the year	R (265.1)	R (183.2)
Recognised in profit or loss	(100.0)	(80.7)	R (28.2)
Recognised in other comprehensive income	(6.2)	(1.2)
Balance at the end of the year	R (371.3)	R (265.1)	R (183.2)